Fees Summary	Oct. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 81,000.00
Previously Paid Amount	0.00
Total Fee Amount	11.19
Total Offset Amount	0.00
Net Fee	11.19
Narrative - Max Aggregate Offering Price	$ 81,000.00
Final Prospectus	true